DIRECTORS LOAN (Details 1) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
DIRECTORS LOAN
Current portion- Director's loan	$ 1,050,846	$ 966,304
Non-current portion- Director's loan	$ 0